PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2024
PERSONNEL EXPENSES
PERSONNEL EXPENSES

NOTE 24 - PERSONNEL EXPENSES

A detailed analysis of employee personnel related expenses for the years ended December 31, 2024, 2023 and 2022 is provided below:

In Thousands of US Dollars
Description	2024	2023	2022
Salaries and compensation	$425	$585	$1,100
Employer contributions	38	38	43
Short-term employee benefits	7	7	9
Stock-based compensation	671	3,357	412
Total	$1,141	$3,987	$1,564